PROPERTY AND EQUIPMENT (Details - Equipment not in service)	Feb. 28, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment not in service	$ 3,228,600
Transformers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment not in service	1,838,760
Immersion Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment not in service	1,250,805
ASIC Miners [Member]
Property, Plant and Equipment [Line Items]
Property and equipment not in service	$ 139,035